UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

MARCH 31, 2007

ITEM 1.          SCHEDULE OF INVESTMENTS

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2007

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 98.5%
Alabama — 3.0%
$3,000,000	AAA	Alabama State Public School & College Authority, FSA-Insured, 5.125% due 11/1/15	$3,107,670
1,225,000	AAA	Baldwin County, AL, Board of Education, Capital Outlay School Warrants, AMBAC-Insured, 5.000% due 6/1/20	1,299,749
179,127	AAA	Birmingham, AL, Medical Clinic Board Revenue, Baptist Medical Center, 8.300% due 7/1/08 (a)	184,834
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/15	1,064,890
		Total Alabama	5,657,143
Alaska — 1.6%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (b)	1,073,380
500,000	AAA	Anchorage, AK, GO, Refunding, FGIC-Insured, 6.000% due 10/1/14	572,535
1,250,000	AAA	North Slope Boro, AK, Refunding, Series A, MBIA-Insured, 5.000% due 6/30/15	1,353,350
		Total Alaska	2,999,265
Arizona — 0.3%
		Maricopa County, AZ, Hospital Revenue:
15,000	AAA	Samaritan Health Service, 7.625% due 1/1/08 (a)	15,440
444,000	AAA	St. Lukes Medical Center, 8.750% due 2/1/10 (a)	481,305
		Total Arizona	496,745
Arkansas — 1.4%
1,500,000	BBB	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.000% due 2/1/15 (c)	1,631,940
1,000,000	BB	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (b)	1,080,060
		Total Arkansas	2,712,000
California — 4.8%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20	1,554,075
3,000,000	AA+	California State Economic Recovery, GO, Series A, 5.000% due 7/1/17	3,145,620
10,000	AAA	Loma Linda, CA, Community Hospital Corp. Revenue, First Mortgage, 8.000% due 12/1/08 (a)	10,670
		Los Angeles, CA:
1,015,000	NR	COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (a)	1,198,370
1,000,000	AAA	Union School District, Series A, MBIA-Insured, Call 7/1/13 @ 100, 5.375% due 7/1/18 (c)	1,098,380
1,450,000	AAA	Morgan Hill, CA, USD, FGIC-Insured, Call 8/1/10 @ 101, 5.750% due 8/1/17 (c)	1,563,462
330,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines, Inc., 8.000% due 7/1/13 (a)	373,118
105,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (a)	121,922
		Total California	9,065,617
Colorado — 5.2%
1,860,000	Aaa(d)	Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC-Insured, 5.500% due 12/1/20	1,967,601
		Colorado Educational & Cultural Facilities Authority Revenue Charter School:
1,000,000	BBB-	Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (c)	1,134,150
1,155,000	AAA	Bromley School Project, XLCA-Insured, 5.125% due 9/15/20 (e)	1,250,784

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Colorado — 5.2% (continued)
$1,350,000	AAA	Refunding & Improvement, University Lab School, XLCA-Insured, 5.250% due 6/1/24	$1,461,051
500,000	Baa2(d)	University Lab School Project Call 6/1/11 @ 100, 6.125% due 6/1/21 (c)	547,315
710,000	BBB	Denver, CO, Health & Hospital Authority, Series A, 6.250% due 12/1/16	764,734
1,765,000	AAA	Pueblo, CO, Bridge Waterworks Water Revenue, Improvement Series A, FSA-Insured, Call 11/1/10 @ 100, 6.000% due 11/1/14 (c)	1,904,629
750,000	A	SBC Metropolitan District, CO, GO, ACA-Insured, 5.000% due 12/1/25	776,055
		Total Colorado	9,806,319
Connecticut — 3.9%
2,000,000	AA	Connecticut State HEFA Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21	2,165,600
1,855,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (b)	2,001,526
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Series B, FSA-Insured, 5.375% due 10/1/13*	3,213,870
		Total Connecticut	7,380,996
Florida — 4.1%
150,000	AAA	Lee County, FL, Southwest Florida Regional Airport Revenue, MBIA-Insured, 8.625% due 10/1/09 (a)	160,124
3,250,000	AAA	Lee, FL, Memorial Health System, Hospital Revenue, Series A, FSA-Insured, 5.750% due 4/1/14 (e)	3,531,060
1,375,000	NR	Old Palm Community Development District, FL, Palm Beach Gardens, Series B, 5.375% due 5/1/14	1,394,071
		Orange County, FL, Health Facilities Authority Revenue:
605,000	NR	First Mortgage Healthcare Facilities, 8.750% due 7/1/11	637,725
1,500,000	A+	Hospital Adventist Health Systems, Call 11/15/12 @ 100, 6.250% due 11/15/24 (c)	1,690,605
360,000	Aaa(d)	Southern Adventist Hospital, Adventist Health Systems, 8.750% due 10/1/09 (a)	384,962
		Total Florida	7,798,547
Georgia — 5.2%
970,000	Aaa(d)	Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC-Insured, 5.250% due 12/1/23	1,036,368
650,000	BBB+	Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center, Series A, 6.000% due 1/1/17	697,541
1,000,000	AAA	Gainesville, GA, Water & Sewer Revenue, FSA-Insured, Call 11/15/11 @ 100, 5.375% due 11/15/20 (c)	1,073,480
		Georgia Municipal Electric Authority:
3,000,000	AAA	Power Revenue, Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	3,166,530
500,000	A	Power System Revenue, Series X, 6.500% due 1/1/12	531,835
1,000,000	AAA	Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC-Insured, 5.000% due 1/1/21	1,065,270
2,120,000	AAA	Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue, Series E, 7.000% due 7/1/11 (a)	2,322,905
		Total Georgia	9,893,929
Illinois — 4.1%
535,000	C(d)	Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp. Project, 6.600% due 10/1/06 (f)	10,700
1,500,000	AAA	Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (b)	1,646,235
1,000,000	AAA	Cicero, IL, Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/21	1,077,620
970,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (a)	1,114,569
700,000	AA	Harvey, IL, GO, Radian-Insured, 6.700% due 2/1/09	701,708

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Illinois — 4.1% (continued)
$430,000	BBB	Illinois Development Finance Authority, Chicago Charter School Foundation Project A, 5.250% due 12/1/12 (a)	$451,620
355,000	AAA	Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (a)	387,213
1,310,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/14	1,404,936
		Mount Veron, IL, Elderly Housing Corp., First Lien Revenue:
250,000	Ba3(d)	7.875% due 4/1/07	250,000
270,000	Ba3(d)	7.875% due 4/1/08	271,998
1,000,000	Aaa(d)	Will County, IL, GO, School District North 122 New Lenox, Capital Appreciation Refunding School, Series D, FSA-Insured, zero coupon bond to yield 5.188% due 11/1/24	462,180
		Total Illinois	7,778,779
Indiana — 0.6%
800,000	AAA	Ball State University, Indiana University Revenue, Student Fee, Series K, FGIC-Insured, 5.750% due 7/1/20	866,336
185,000	AAA	Madison County, IN, Hospital Authority Facilities Revenue, Community Hospital of Anderson Project, 9.250% due 1/1/10 (a)	201,225
		Total Indiana	1,067,561
Iowa — 1.1%
1,000,000	A1(d)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	1,067,700
835,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (a)	984,114
		Total Iowa	2,051,814
Kansas — 1.8%
1,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (g)(h)	1,002,980
2,245,000	AA	Johnson County, KS, Union School District, Series A, Call 10/1/09 @ 100, 5.125% due 10/1/20 (c)	2,325,887
		Total Kansas	3,328,867
Louisiana — 1.1%
285,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (a)	314,449
1,690,000	AAA	Monroe, LA, Sales & Use Tax Revenue, FGIC-Insured, 5.625% due 7/1/25	1,849,418
		Total Louisiana	2,163,867
Maryland — 1.7%
1,000,000	AAA	Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, FSA-Insured, 6.500% due 7/1/13	1,094,120
2,000,000	AAA	Montgomery County, MD, GO, 5.250% due 10/1/14	2,151,900
		Total Maryland	3,246,020
Massachusetts — 6.5%
485,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (a)	525,008
1,130,000	Aaa(d)	Lancaster, MA, GO, AMBAC-Insured, 5.375% due 4/15/17	1,223,914
		Massachusetts State, GO:
500,000	AAA	RITES, Series PA 993-R, MBIA-Insured, 6.489% due 5/1/09 (i)**	577,270
2,000,000	AAA	Series D, MBIA Insured, 5.500% due 11/1/15 *	2,154,540
		Massachusetts State DFA Revenue:
500,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/20	523,945
370,000	AAA	VOA Concord, Series A, GNMA-Collateralized, 6.700% due 10/20/21	418,718
		Massachusetts State HEFA Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,190,480
835,000	BBB	6.750% due 7/1/16	941,730

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Massachusetts — 6.5% (continued)
$1,000,000	BBB-	Milford-Whitinsville Regional Hospital, Series D, Call 7/15/12 @ 101, 6.500% due 7/15/23 (c)	$1,140,330
1,000,000	BBB+(j)	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (c)	1,088,860
1,030,000	AAA	Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized, 5.750% due 6/20/17 (b)	1,064,989
500,000	A3(d)	New England Education Loan Marketing Corp. Massachusetts Student Loan Revenue, Subordinated Issue H, 6.900% due 11/1/09 (b)	522,895
		Total Massachusetts	12,372,679
Michigan — 3.2%
1,775,000	AAA	Carrier Creek, MI, Drain District No. 326, AMBAC-Insured, 5.000% due 6/1/24	1,883,470
1,000,000	AAA	Jenison, MI, Public Schools GO, Building and Site, FGIC-Insured, 5.500% due 5/1/20	1,080,640
1,000,000	Aaa(d)	Memphis, MI, Community Schools GO, Call 5/1/09 @ 100, 5.150% due 5/1/19 (c)	1,030,090
1,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.500% due 11/1/18	1,072,200
1,000,000	AAA	Walled Lake, MI, Consolidated School District, MBIA-Insured, 5.000% due 5/1/22	1,057,080
		Total Michigan	6,123,480
Missouri — 1.6%
1,000,000	AAA	Hazelwood, MO, School District, Missouri Direct Deposit Program, Series A, FGIC-Insured, 5.000% due 3/1/23	1,060,230
405,000	BBB+(j)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	424,343
1,000,000	Aaa(d)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Control, State Revolving Funds Program, Series C, 5.250% due 7/1/18	1,123,800
25,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (b)	25,650
290,000	AAA	Nevada, MO, Waterworks Systems Revenue, AMBAC-Insured, 10.000% due 10/1/10 (a)	326,296
		Total Missouri	2,960,319
Nebraska — 1.3%
		NebHELP Inc. Nebraska Revenue:
1,300,000	AAA	Series A-5A, MBIA-Insured, 6.200% due 6/1/13 (b)	1,326,325
1,000,000	AAA	Series A-6, MBIA-Insured, 6.450% due 6/1/18 (b)	1,049,930
		Total Nebraska	2,376,255
Nevada — 0.4%
		Henderson, NV, Health Care Facilities Revenue:
240,000	A-	Pre-Refunded, Catholic West, Series A, 6.200% due 7/1/09 (a)	241,462
535,000	A-	Unrefunded Balance, Catholic West, Series A, 6.200% due 7/1/09	559,021
		Total Nevada	800,483
New Hampshire — 0.5%
815,000	A	New Hampshire HEFA, Covenant Healthcare System, 6.500% due 7/1/17	905,547
New Jersey — 0.1%
150,000	AAA	Ringwood Borough, NJ, Sewer Authority Special Obligation, 9.875% due 7/1/13 (a)	176,358
New Mexico — 1.5%
1,100,000	AAA	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured, 5.250% due 10/1/18	1,228,909

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
New Mexico — 1.5% (continued)
$1,415,000	AAA	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured, 5.000% due 6/15/19	$1,519,526
		Total New Mexico	2,748,435
New York — 3.6%
730,000	NR	New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	746,067
1,760,000	AAA	New York State Dormitory Authority Revenue, Mental Health Services Facilities, 5.000% due 2/15/18	1,883,799
2,000,000	AAA	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,139,820
2,000,000	AA-	Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1, 5.500% due 6/1/14	2,070,960
		Total New York	6,840,646
North Carolina — 1.2%
90,000	AAA	Charlotte North Carolina Mortgage Revenue, Refunding Double Oaks Apartments, Series A, FNMA-Collateralized, 7.300% due 11/15/07	90,219
1,000,000	BBB	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series D, 6.450% due 1/1/14	1,075,970
925,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10 (a)	1,026,398
		Total North Carolina	2,192,587
Ohio — 6.4%
1,370,000	AAA	Cleveland, OH, Waterworks Revenue, Series K, Call 1/1/12 @ 100, 5.250% due 1/1/21 (c)	1,464,571
970,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,008,936
1,855,000	Aaa(d)	Highland, OH, Local School District, School Improvement, FSA-Insured, Call 12/1/11 @ 100, 5.750% due 12/1/19 (c)	2,022,043
1,000,000	Aaa(d)	Kettering, OH, City School District, School Improvement, FSA-Insured, 5.000% due 12/1/19	1,066,710
		Lake County, OH, Hospital Improvement Revenue:
165,000	AAA	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (a)	176,571
95,000	NR	Ridgecliff Hospital Project, 8.000% due 10/1/09 (a)	100,521
		Ohio State:
1,500,000	BBB-	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,535,400
3,010,000	AA+	GO, Conservation Project, Series A, 5.250% due 9/1/13 (e)	3,187,199
		Water Development Authority Revenue:
1,280,000	AAA	Refunding, Safe Water Service, 9.375% due 12/1/10 (a)(k)	1,392,256
175,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (a)	188,487
		Total Ohio	12,142,694
Oklahoma — 0.7%
55,000	AAA	Oklahoma State Industries Authority Revenue, Hospital Oklahoma Health Care Corp., Series A, Call 5/1/07 @ 100, 9.125% due 11/1/08 (c)	55,219
215,000	BBB(j)	Tulsa, OK, Housing Assistance Corp. MFH Revenue, 7.250% due 10/1/07 (b)	215,643
		Tulsa, OK, Municipal Airport Trust Revenue, Refunding American Airlines, Series B:
500,000	B	5.650% due 12/1/08 (b)(g)(h)	509,050
500,000	B	6.000% due 12/1/08 (b)(g)(h)	510,695
		Total Oklahoma	1,290,607
Oregon — 0.9%
645,000	BBB+(j)	Klamath Falls, OR, International Community Hospital Authority Revenue, Merle West Medical Center Project, 8.000% due 9/1/08 (a)	667,633

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Oregon — 0.9% (continued)
$1,035,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (b)	$1,078,056
		Total Oregon	1,745,689
Pennsylvania — 7.0%
630,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (a)	703,313
3,710,000	AAA	Delaware River Port Authority, Port District Project Refunding, RITES, Series A, FSA-Insured, 5.550% due 1/1/26*	4,012,847
1,000,000	Aaa(d)	Harrisburg, PA, Parking Authority Parking Revenue, FSA-Insured, 5.500% due 5/15/20	1,079,260
1,365,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,457,820
1,000,000	AAA	Pennsylvania State IDA Revenue, Economic Development, AMBAC-Insured, 5.500% due 7/1/21	1,088,750
65,000	AAA	Philadelphia, PA, Hospital Authority Revenue, Thomas Jefferson University Hospital, 7.000% due 7/1/08 (a)	66,466
1,000,000	AAA	Philadelphia, PA, School District, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/23 (c)	1,079,730
2,000,000	AAA	Philadelphia, PA, Water & Wastewater, Series B, FGIC-Insured, 5.250% due 11/1/14	2,155,860
1,350,000	AAA	Pittsburgh, PA, School District GO, FSA-Insured, 5.375% due 9/1/16	1,512,283
		Total Pennsylvania	13,156,329
Rhode Island — 0.6%
1,000,000	AA	Central Falls, RI, GO, Radian-Insured, 5.875% due 5/15/15	1,057,880
South Carolina — 3.2%
50,000	AAA	Anderson County, SC, Hospital Facilities Revenue, 7.125% due 8/1/07 (a)	50,567
1,445,000	AA	Charleston, SC, Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,535,110
		Greenville County, SC, School District Installment Purchase, Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
2,000,000	AA-	5.875% due 12/1/19 (c)	2,239,660
2,000,000	AA-	6.000% due 12/1/21 (c)	2,252,320
		Total South Carolina	6,077,657
South Dakota — 1.3%
2,400,000	Aa2(d)	Minnehana County, SD, GO, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/20 (c)	2,551,512
Tennessee — 0.4%
460,000	AAA	Jackson, TN, Water & Sewer Revenue, 7.200% due 7/1/12 (a)	495,562
260,000	Baa1(d)	McMinnville, TN, Housing Authority Revenue, Refunding First Mortgage Beersheba Heights, 6.000% due 10/1/09	265,442
		Total Tennessee	761,004
Texas — 12.9%
5,140,000	AAA	Austin Texas Electirc Utility System Revenue, Refunding, Series A, AMBAC-Insured, 5.000% due 11/15/19 (e)	5,533,930
2,000,000	Aa3(d)	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750% due 2/1/10	2,163,180
2,000,000	AAA	Dallas, TX, Area Rapid Transit Sales Tax Revenue, Senior Lien, AMBAC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/16 (c)	2,145,580
		Dallas-Fort Worth, TX:
1,500,000	CCC+	International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 11/1/07 (b)(g)(h)	1,514,085
1,000,000	AAA	International Airport Revenue, Refunding, Series B, FSA-Insured, 5.500% due 11/1/20 (b)	1,084,920
		El Paso County, TX, Housing Finance Corp.:
270,000	Baa3(d)	La Plaza Apartments, Subordinated Series C, 8.000% due 7/1/30	276,944

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Texas — 12.9% (continued)
$360,000	A3(d)	MFH Revenue, Series A, American Village Communities, 6.250% due 12/1/24	$380,358
		El Paso, TX, Water & Sewer Revenue, Refunding & Improvement, Series A, FSA-Insured:
45,000	AAA	6.000% due 3/1/15	49,499
955,000	AAA	Call 3/1/12 @ 100, 6.000% due 3/1/15 (c)	1,053,632
2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/17 (c)	2,169,840
1,000,000	AAA	Harris County, TX, Hospital District Revenue, MBIA-Insured, 6.000% due 2/15/15	1,069,460
5,000,000	AAA	Houston, TX Independent School District, GO, Refunding Ltd., Tax Series A, PSF-GTD, 5.000% due 8/15/17 (e)	5,451,600
1,000,000	AAA	Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC-Insured, Call 10/1/12 @ 100, 5.500% due 10/1/19 (c)	1,089,750
230,000	Aaa(d)	Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt, 10.250% due 10/1/10 (a)	257,897
175,000	AAA	Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS Series C-2, GNMA/FNMA/FHLMC-Collateralized, 9.866% due 4/5/07 (b)(l)	175,774
		Total Texas	24,416,449
Utah — 1.7%
1,580,000	Aaa(d)	Salt Lake & Sandy, UT, Metropolitan Water District Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/24	1,672,841
		Spanish Fork City, UT, Water Revenue, FSA-Insured:
1,135,000	Aaa(d)	5.500% due 6/1/16	1,227,866
350,000	Aaa(d)	Call 6/1/12 @ 100, 5.500% due 6/1/16 (c)	380,177
		Total Utah	3,280,884
Washington — 2.4%
1,000,000	Aaa(d)	Clark County, WA, School District Number 117 Camas, GO, FSA-Insured, 5.000% due 12/1/18	1,088,750
1,250,000	Aaa(d)	Cowlitz County, WA, School District, No. 122 Longview, FSA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/19 (c)	1,347,625
2,000,000	AAA	Energy Northwest Washington Electric Revenue, Project No. 3, Series A, FSA-Insured, 5.500% due 7/1/18	2,149,780
		Total Washington	4,586,155
West Virginia — 0.0%
70,000	AAA	Cabell Putnam & Wayne Counties, WV, Single - Family Residence Mortgage Revenue, FGIC-Insured, 7.375% due 4/1/10 (a)	72,906
Wisconsin — 1.2%
2,000,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (b)	2,174,820
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $180,431,174)	186,258,844
SHORT-TERM INVESTMENTS (m) — 1.5%
Florida — 0.6%
200,000	VMIG1(d)	Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.780%, 4/2/07 (m)	200,000
900,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.720%, 4/2/07 (m)	900,000
		Total Florida	1,100,000

See Notes to Schedule of Investments

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Face Amount	Rating‡	Security	Value
Nevada — 0.5%
$1,000,000	VMIG1(d)	Las Vegas Valley, NV, Water District, GO, Water Improvement, Series C, SPA-Dexia Credit Local, 3.780%, 4/2/07 (m)	$1,000,000
Utah — 0.4%
800,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-JPMorgan Chase Bank, 3.770%, 4/2/07 (m)	800,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,900,000)	2,900,000
		TOTAL INVESTMENTS — 100.0% (Cost — $183,331,174#)	189,158,844

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Rating by Moody’s Investors Service.
(e)	All or a portion of this security is segregated for open futures contracts
(f)	Security is currently in default.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
(h)	Maturity date shown represents the mandatory tender date.
(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.
(j)	Rating by Fitch Ratings Service.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(m)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
*	Security represents participation in a trust that issued inverse floaters and secured borrowings.
**	Inverse floating rate security for which the stated interest rate represents the rate in effect at March 31, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 10 and 11 for definitions of ratings.

Abbreviations used in this schedule:
ACA - American Capital Assurance
AMBAC - Ambac Assurance Corporation
COP - Certificate of Participation
DFA - Development Finance Agency
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
IDA - Industrial Development Authority
INDLC - Industrial Indemnity Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PSF - Permanent School Fund
RIBS - Residual Interest Bonds
RITES - Residual Interest Tax-Exempt Securities
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
USD - Unified School District
XLCA - XL Capital Assurance Inc.

See Notes to Schedule of Investments

Western Asset Intermediate Muni Fund, Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2007

Summary of Investments by Industry*

Pre-Refunded	19.1%
General Obligation	16.7
Hospitals	10.5
Utilities	10.0
Transportation	9.4
Escrowed to Maturity	8.0
Education	7.1
Pollution Control	4.3
Miscellaneous	2.7
Water and Sewer	2.6
Life Care Systems	2.6
Tax Allocation	2.2
Industrial Development	1.4
Tobacco	1.1
Public Facilities	1.0
Housing: Multi-Family	0.7
Solid Waste	0.6

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of March 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters.  The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO traunch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

As of March 31, 2007 the Fund held $9,381,257 of municipal bonds that represent participation in three trusts which issued $4,355,000 of secured borrowings. Also, as of March 31, 2007, the Fund held an inverse floater that was acquired in the secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,579,216
Gross unrealized depreciation	(751,546)
Net unrealized appreciation	$5,827,670

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	165	6/07	$17,951,333	$17,840,625	$110,708

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2007